Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2019	Sep. 30, 2018
Consolidated Balance Sheets
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	300,000,000	300,000,000
Common Stock, Shares Issued	173,577,233	164,397,013
Common Stock, Shares Outstanding	173,577,233	164,397,013